Statement of changes in equity - ZAR (R) R in Millions		Shareholders' equity	Share capital	Share repurchase programme	Share-based payment reserve	Investment fair value reserve	Foreign currency translation reserve	Cash flow hedge accounting reserve	Remeasurement on post-retirement benefits	Retained earnings	Non-controlling interests	Total
Balance at beginning of period at Jun. 30, 2015		R 191,610	R 29,228	R (2,641)	R (12,403)	R 42	R 18,289	R (7)	R (1,976)	R 161,078	R 4,873	R 196,483
Shares issued on implementation of share options		54	54									54
Share-based payment expense		123			123							123
Expiry of Sasol share incentive scheme					(1,302)					1,302
Settlement of post-retirement benefit obligations									8	(8)
Total comprehensive income for the year		25,890				(16)	15,027	(1,781)	(565)	13,225	1,844	27,734
Profit		13,225								13,225	1,802	15,027
Other comprehensive income for the year		12,665				(16)	15,027	(1,781)	(565)		42	12,707
Dividends paid		(10,680)								(10,680)	(1,296)	(11,976)
Balance at end of period at Jun. 30, 2016		206,997	29,282	(2,641)	(13,582)	26	33,316	(1,788)	(2,533)	164,917	5,421	212,418
Share-based payment expense		463			463							463
Long-term incentive scheme converted to equity-settled	[1]	645			645							645
Long-term incentives vested and settled					(51)					51
Total comprehensive income for the year		12,234				7	(10,031)	1,141	743	20,374	1,091	13,325
Profit		20,374								20,374	1,139	21,513
Other comprehensive income for the year		(8,140)				7	(10,031)	1,141	743		(48)	(8,188)
Dividends paid		(8,628)								(8,628)	(989)	(9,617)
Balance at end of period at Jun. 30, 2017		211,711	29,282	(2,641)	(12,525)	33	23,285	(647)	(1,790)	176,714	5,523	217,234
Transactions with non-controlling shareholders											(51)	(51)
Movement in share-based payment reserve		989			989							989
Share-based payment expense		823			823							823
Deferred tax		166			166							166
Unwind of Sasol Inzalo transaction		557	(12,698)		6,999					6,256	(557)
Repurchase of shares		557	(12,698)		12,698					557	(557)
Shares-based payment reserve to retained earnings					(5,699)					5,699
Long-term incentives vested and settled					(605)					605
Implementation of Sasol Khanyisa transaction		2,953	1,832		1,121							2,953
Share-based payment expense		2,953			2,953							2,953
Shares issued to Sasol Khanyisa Employee Trust			1,832		(1,832)
Repurchase of shares			(2,641)	R 2,641
Total comprehensive income for the year		14,727				10	5,215	827	(54)	8,729	1,433	16,160
Profit		8,729								8,729	1,417	10,146
Other comprehensive income for the year		5,998				10	5,215	827	(54)		16	6,014
Dividends paid		(7,952)								(7,952)	(725)	(8,677)
Balance at end of period at Jun. 30, 2018		R 222,985	R 15,775		R (4,021)	R 43	R 28,500	R 180	R (1,844)	R 184,352	R 5,623	R 228,608

[1]	Refer to note 35 for further detail on the conversion of the long-term incentive scheme